As filed with the Securities and Exchange Commission on December 17, 2002
                                                Securities Act File No. 2-72724
                                      Investment Company Act File No. 811-03205
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                      ____________________________________
                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]
                           Pre-Effective Amendment No.                  [ ]
                         Post-Effective Amendment No. 24                [X]
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                 [X]
                                Amendment No. 28                        [X]
                        (Check appropriate box or boxes)
                      ____________________________________
                        CMA(R) GOVERNMENT SECURITIES FUND
               (Exact Name of Registrant as Specified in Charter)
                      ____________________________________
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                    (Address of Principal Executive Offices)

      (Registrant's Telephone Number, including Area Code): (609) 282-2800
                      ____________________________________
                                 TERRY K. GLENN
                        CMA(R) Government Securities Fund
              800 Scudders Mill Road, Plainsboro, New Jersey 08536
        Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                     (Name and Address of Agent for Service)
                      ____________________________________

                                   Copies to:
   Counsel for the Fund:                         Philip L. Kirstein, Esq.
SIDLEY AUSTIN BROWN & WOOD LLP                 FUND ASSET MANAGEMENT, L.P.
        787 Seventh Avenue                             P.O. Box 9011
  New York, New York 10019-6018                Princeton, New Jersey 08543-9011
Attention: Thomas R. Smith, Jr., Esq.
                           Jeffrey S. Alexander, Esq.
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                            1400 Merrill Lynch Drive
                          Pennington, New Jersey 08534
                      ____________________________________
It is proposed that this filing will become effective (check appropriate box)
         |_|  immediately upon filing pursuant to paragraph (b)
         |X|  on January 16, 2003 pursuant to paragraph (b)
         |_|  60 days after filing pursuant to paragraph (a)(1)
         |_|  on (date) pursuant to paragraph (a)(1)
         |_|  75 days after filing pursuant to paragraph (a)(2)
         |_|  on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
         |X|  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                      ____________________________________
    Title of Securities Being Registered: Shares of Beneficial Interest, par
                              value $.10 per share.
                      ____________________________________
            Master Government Securities Trust also has executed this
                            Registration Statement.

==============================================================================

        Parts A, B and C to the CMA Government Securities Fund's ( the "Fund") Post-Effective Amendment No. 23 to the Fund's Registration Statement under the Securities Act of 1933, as amended, (the "Securities Act") and Amendment No. 27 to the Fund's Registration Statement under the Investment Company Act of 1940, as amended, were filed with the Securities and Exchange Commission on November 15, 2002 (the "Post-Effective Amendment"), are herein incorporated by reference. The Fund is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment. The Post-Effective Amendment originally requested an effective date of December 18, 2002. It is proposed that the Post-Effective Amendment becomes effective on January 16, 2003, pursuant to Rule 485(b)(1)(iii) under the Securities Act, or on such date as the Commission acting pursuant to Section 8(a) of the Securities Act may determine.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 17th day of December, 2002.



                         CMA GOVERNMENT SECURITIES FUND
                                  (Registrant)


                         By:   /s/ Donald C. Burke
                               -----------------------------------------------
                               (Donald C. Burke, Vice President and Treasurer)

        Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.


             Signatures                          Title                    Date
           TERRY K. GLENN*               President and Trustee
--------------------------------------   (Principal Executive
          (Terry K. Glenn)                      Officer)

           DONALD C. BURKE*               Vice President and Treasurer
--------------------------------------    (Principal Financial and
          (Donald C. Burke)                Accounting Officer)

          RONALD W. FORBES*                     Trustee
--------------------------------------
         (Ronald W. Forbes)

       CYNTHIA A. MONTGOMERY*                   Trustee
--------------------------------------
       (Cynthia A. Montgomery)

         CHARLES C. REILLY*                     Trustee
--------------------------------------
         (Charles C. Reilly)

           KEVIN A. RYAN*                       Trustee
--------------------------------------
           (Kevin A. Ryan)

         ROSCOE S. SUDDARTH*                    Trustee
--------------------------------------
        (Roscoe S. Suddarth)

          RICHARD R. WEST*                      Trustee
--------------------------------------
          (Richard R. West)

         EDWARD D. ZINBARG*                     Trustee
--------------------------------------
         (Edward D. Zinbarg)

*By: /s/ Donald C. Burke                                                  December 17, 2002
     ---------------------------------
         (Donald C. Burke,
          Attorney-in-Fact)




        Master Government Securities Trust hereby certifies that CMA Government Securities Fund meets all requirements for effectiveness of this Registration Statement of CMA Government Securities Fund pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement of CMA Government Securities Fund to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 17th day of December, 2002.

                                       MASTER GOVERNMENT SECURITIES TRUST
                                                  (Registrant)

                                       By: /s/ Donald C. Burke
                                           --------------------------------
                                          (Donald C. Burke, Vice President and
                                           Treasurer)

        Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed by the following person in the capacities and on the date indicated.

             Signatures                          Title                    Date
           TERRY K. GLENN*               President and Trustee
--------------------------------------   (Principal Executive
          (Terry K. Glenn)                     Officer)

           DONALD C. BURKE*               Vice President and
--------------------------------------        Treasurer
          (Donald C. Burke)               (Principal Financial
                                        and Accounting Officer)

          RONALD W. FORBES*                     Trustee
--------------------------------------
         (Ronald W. Forbes)

       CYNTHIA A. MONTGOMERY*                   Trustee
--------------------------------------
       (Cynthia A. Montgomery)

         CHARLES C. REILLY*                     Trustee
--------------------------------------
         (Charles C. Reilly)

           KEVIN A. RYAN*                       Trustee
--------------------------------------
           (Kevin A. Ryan)

         ROSCOE S. SUDDARTH*                    Trustee
--------------------------------------
        (Roscoe S. Suddarth)

          RICHARD R. WEST*                      Trustee
--------------------------------------
          (Richard R. West)

         EDWARD D. ZINBARG*                     Trustee
--------------------------------------
         (Edward D. Zinbarg)

*By:  /s/ Donald C. Burke                                                 December 17, 2002
      --------------------------------
     (Donald C. Burke, Attorney-in-Fact)



